Subsequent Events	12 Months Ended
Dec. 31, 2010
Subsequent Events [Abstract]
Subsequent Events

Note 22—Subsequent Events

On February 24, 2011, Caesars announced that it has commenced marketing efforts in the pursuit of securing a $400.0 million Senior Secured Term Loan facility, the proceeds of which will be used to complete two Las Vegas development projects: the completion of the Octavius Tower at Caesars Palace and the construction of a Retail, Dining, and Entertainment district known as "the Linq", between the Imperial Palace and the Flamingo, that will be anchored by the world's largest observation wheel. The Octavius Tower project will consist of completing the fit-out and remaining construction on approximately 660 rooms and suites, and will also include the design and construction of an additional 3 high-end villas. The Linq will consist of approximately 200,000 square feet of leasable space and will also include a 550 ft observation wheel. The total cost to complete the projects will be approximately $600.0 million. We plan to initiate these development projects in a phased approach, beginning in 2011.